Other Income and Other Expenses - Summary of Other Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Foreign currency gain	₩ 1,701,860	₩ 1,972,046	₩ 1,398,181
Gain on disposal of assets held for sale	759,387	0	0
Gain on disposal of property, plant and equipment	45,504	51,792	34,961
Gain on disposal of intangible assets	1,592	25	1,989
Reversal of impairment loss on property, plant and equipment	2,317	4,314	7
Others	85,490	72,266	37,120
Total	₩ 2,596,150	₩ 2,100,443	₩ 1,472,258